Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 5 – Capital lease obligations

The Company acquired capital leases in the acquisition of Safe Data. The economic substance of the leases is that the Company is financing the acquisitions through the leases and accordingly, they are recorded in the Company’s assets and liabilities. The leases are payable to Systems Trading, Inc and IBM with combined monthly installments of $42,577 through various dates in 2011, 2012 and 2013. The leases are secured with the computer equipment. Interest rates on capitalized leases vary from 6%-8% and are imputed based on the lower of the Company’s incremental borrowing rate at the inception of each lease or the lessor’s implicit rate of return.

Future minimum lease payments under the capital leases are as follows:

As of September 30, 2011	$854,039
Less amount representing interest	(63,746)
Total obligations under capital leases	790,293
Less current portion of obligations under capital leases	(481,628)
Long-term obligations under capital leases	$308,665

Long-term obligations under capital leases at September 30, 2011 mature as follows:

For the twelve month period ending September 30,
2012	$360,472
2013	282,629
2014	25,036

$669,137

The assets held under the capital leases are included in property and equipment as follows:

Equipment	$863,110
Less: accumulated depreciation	(214,175)

$648,935